EQUITY METHOD INVESTMENTS	12 Months Ended
Dec. 31, 2024
Equity Method Investments and Joint Ventures [Abstract]
EQUITY METHOD INVESTMENTS	EQUITY METHOD INVESTMENTS
Our consolidated net income includes our Company’s proportionate share of the net income or loss of our equity method investees. When we record our proportionate share of net income, it increases equity income (loss) — net in our consolidated statement of income and our carrying value of that investment. Conversely, when we record our proportionate share of a net loss, it decreases equity income (loss) — net in our consolidated statement of income and our carrying value of that investment. The Company’s proportionate share of the net income or loss of our equity method investees includes our proportionate share of significant operating and nonoperating items recorded by our equity method investees. These items can have a significant impact on the amount of equity income (loss) — net in our consolidated statement of income and our carrying value of those investments. Refer to Note 18 for additional information related to significant operating and nonoperating items recorded by our equity method investees. The carrying values of our equity method investments are also impacted by our proportionate share of items impacting the equity method investees’ AOCI.
We eliminate from our financial results all significant intercompany transactions to the extent of our ownership interest, including the intercompany portion of transactions with equity method investees.
The Company’s equity method investments include, but are not limited to, our ownership interests in CCEP; Monster; AC Bebidas, S. de R.L. de C.V.; Coca-Cola FEMSA, S.A.B. de C.V.; Coca-Cola HBC AG; and Coca-Cola Bottlers Japan Holdings Inc. As of December 31, 2024, we owned 19%, 21%, 20%, 28%, 22% and 19%, respectively, of these companies’ outstanding shares. As of December 31, 2024, our investments in our equity method investees in the aggregate exceeded our proportionate share of the net assets of these equity method investees by $7,791 million. This difference is not amortized.
A summary of financial information for our equity method investees in the aggregate is as follows (in millions):

Year Ended December 31,[1]	2024	2023	2022
Net operating revenues	$99,043	$93,862	$85,116
Cost of goods sold	58,527	55,780	52,051
Gross profit	$40,516	$38,082	$33,065
Operating income	$12,536	$11,868	$9,719
Consolidated net income	$8,439	$7,657	$6,373
Less: Net income attributable to noncontrolling interests	98	75	102
Net income attributable to common shareowners	$8,341	$7,582	$6,271
Company equity income (loss) — net	$1,770	$1,691	$1,472
[1] The financial information represents the results of the equity method investees during the Company’s period of ownership.

December 31,	2024	2023
Current assets	$33,720	$35,087
Noncurrent assets	72,039	74,464
Total assets	$105,759	$109,551
Current liabilities	$26,959	$26,929
Noncurrent liabilities	33,004	33,989
Total liabilities	$59,963	$60,918
Equity attributable to shareowners of investees	$44,295	$47,473
Equity attributable to noncontrolling interests	1,501	1,160
Total equity	$45,796	$48,633
Company equity method investments	$18,087	$19,671
Net sales to equity method investees, the majority of which are located outside the United States, were $18,278 million, $17,736 million and $16,084 million in 2024, 2023 and 2022, respectively. Total payments, primarily related to marketing, made to equity method investees were $331 million, $294 million and $396 million in 2024, 2023 and 2022, respectively. In addition, purchases of beverage products from equity method investees were $635 million, $579 million and $505 million in 2024, 2023 and 2022, respectively.
The following table presents the difference between calculated fair value, based on quoted closing prices of publicly traded shares, and our Company’s carrying value in investments in publicly traded companies accounted for under the equity method (in millions):

December 31, 2024	Fair Value	Carrying Value	Difference
Monster Beverage Corporation	$10,735	$5,186	$5,549
Coca-Cola Europacific Partners plc	6,755	3,655	3,100
Coca-Cola FEMSA, S.A.B. de C.V.	4,544	1,786	2,758
Coca-Cola HBC AG	2,675	1,147	1,528
Coca-Cola Consolidated, Inc.	2,373	342	2,031
Coca-Cola Bottlers Japan Holdings Inc.	536	332	204
Coca-Cola İçecek A.Ş.	954	257	697
Embotelladora Andina S.A.	168	90	78
Total	$28,740	$12,795	$15,945
Net Receivables and Dividends from Equity Method Investees
Total net receivables due from equity method investees were $1,357 million and $1,527 million as of December 31, 2024 and 2023, respectively. The total amount of dividends received from equity method investees was $968 million, $672 million and $634 million for the years ended December 31, 2024, 2023 and 2022, respectively. The amount of consolidated reinvested earnings that represents undistributed earnings of investments accounted for under the equity method as of December 31, 2024 was $8,594 million.